Bank Loans, Current and Non Current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bank Loans, Current and Non Current (Details) [Line Items]
Loan from the banks	$ 4,660	$ 6,096
Repaid an aggregate of banks	$ 4,802	$ 6,244	$ 6,818
Short-term bank loans [Member] | Minimum [Member]
Bank Loans, Current and Non Current (Details) [Line Items]
Loan bore interest rates, percentage	4.50%	3.65%	3.80%
Short-term bank loans [Member] | Maximum [Member]
Bank Loans, Current and Non Current (Details) [Line Items]
Loan bore interest rates, percentage	6.00%	6.00%	6.09%
Long-Term Bank Loans [Member]
Bank Loans, Current and Non Current (Details) [Line Items]
Loan from the banks	$ 1,412
Loan bore interest rates, percentage	3.95%
Short-term bank loans [Member]
Bank Loans, Current and Non Current (Details) [Line Items]
Loan from the banks			$ 5,114